Average Annual Total Returns - Class A C S I N R T Shares - Janus Henderson Enterprise Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class A Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes 10 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class N Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class R Return Before Taxes 1 Year	Class R Return Before Taxes 5 Years	Class R Return Before Taxes 10 Years	Class R Return Before Taxes Since Inception	Class R Return Before Taxes Inception Date	Class R Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class R Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class R Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class R Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Return After Taxes on Distributions 1 Year	Class T Return After Taxes on Distributions 5 Years	Class T Return After Taxes on Distributions 10 Years	Class T Return After Taxes on Distributions Since Inception	Class T Return After Taxes on Distributions Inception Date	Class T Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class T Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class T Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class T Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class T Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class T Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T Russell Midcap® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	13.00%	[1]	16.18%	[1]	13.84%	[1]	11.40%	[1]	Sep. 01, 1992	[1]	35.59%	18.66%	15.04%	11.31%	18.20%	[2]	16.87%	[2]	13.77%	[2]	10.86%	[2]	Sep. 01, 1992	[2]	35.59%	18.66%	15.04%	11.31%	19.85%	17.52%	14.46%	11.51%	Sep. 01, 1992	35.59%	18.66%	15.04%	11.31%	20.32%	18.00%	14.93%	11.83%	Sep. 01, 1992	35.59%	18.66%	15.04%	11.31%	20.44%	18.11%	14.99%	11.83%	Sep. 01, 1992	35.59%	18.66%	15.04%	11.31%	19.55%	17.23%	14.17%	11.25%	Sep. 01, 1992	35.59%	18.66%	15.04%	11.31%	20.15%	17.82%	14.75%	11.75%	Sep. 01, 1992	17.89%	16.61%	13.70%	10.96%	Sep. 01, 1992	13.49%	14.28%	12.17%	10.23%	Sep. 01, 1992	35.59%	18.66%	15.04%	11.31%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.